Consolidated Statements of Operations Information - selling, general and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations Information
Compensation (wages and salaries)	$ 4,443	$ 4,551	$ 4,083
Legal and professional	6,983	6,395	6,794
Accounting	885	1,238	1,294
Consulting and fees	6,529	3,423	2,836
Depreciation and amortization	784	481	557
Office	748	948	708
Reimbursement of expenses (net of recovery)	5,607	1,018	257
Other	2,501	3,090	3,372
Selling, general and administrative expense	$ 28,480	$ 21,144	$ 19,901